Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Emerging Markets Bond Fund
Emerging Markets Corporate Debt Fund
Global Bond Fund

For the period ended September 30, 2023

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.09%

CORPORATE BONDS 30.68%

Bahrain 0.51%
Oil & Gas
Oil & Gas Holding Co. BSCC	7.625%	11/7/2024	$550,000	$553,694

Brazil 1.17%
Banks 0.71%
Banco do Brasil SA†	3.25%	9/30/2026	850,000	781,014
Media 0.46%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	498,925
Total Brazil				1,279,939

Chile 2.12%
Electric 0.31%
Alfa Desarrollo SpA†	4.55%	9/27/2051	496,881	340,113
Mining 1.08%
Corp. Nacional del Cobre de Chile†	3.00%	9/30/2029	575,000	488,699
Corp. Nacional del Cobre de Chile	3.75%	1/15/2031	250,000	215,486
Corp. Nacional del Cobre de Chile†	6.30%	9/8/2053	500,000	476,370
				1,180,555
Oil & Gas 0.73%
Empresa Nacional del Petroleo†	3.45%	9/16/2031	1,000,000	801,465
Total Chile				2,322,133

China 0.34%
Internet
Prosus NV†	3.832%	2/8/2051	675,000	373,223

Colombia 1.18%
Oil & Gas 0.90%
Ecopetrol SA	5.875%	11/2/2051	300,000	191,465
Ecopetrol SA	8.625%	1/19/2029	793,000	796,796
				988,261
Pipelines 0.28%
AI Candelaria Spain SA†	5.75%	6/15/2033	437,000	309,679
Total Colombia				1,297,940

India 1.38%
Commercial Services 0.32%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	345,804

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
India (continued)
Oil & Gas 0.69%
Reliance Industries Ltd.†	2.875%		1/12/2032	$950,000	$758,836
Transportation 0.37%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031	500,000	403,101
Total India					1,507,741

Indonesia 2.97%
Coal 0.45%
Indika Energy Capital IV Pte. Ltd.	8.25%		10/22/2025	500,000	495,622
Electric 1.32%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050	880,000	570,460
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%		5/15/2027	930,000	875,363
					1,445,823
Oil & Gas 1.20%
Pertamina Persero PT†	3.10%		1/21/2030	900,000	760,696
Pertamina Persero PT†	5.625%		5/20/2043	630,000	553,110
					1,313,806
Total Indonesia					3,255,251

Israel 0.80%
Banks
Bank Hapoalim BM†	3.255% (5 yr. CMT + 2.16%)	#	1/21/2032	480,000	410,997
Bank Leumi Le-Israel BM†	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031	200,000	179,030
Bank Leumi Le-Israel BM	5.125%		7/27/2027	300,000	292,074
Total Israel					882,101

Kazakhstan 1.92%
Oil & Gas 0.99%
KazMunayGas National Co. JSC†	4.75%		4/19/2027	700,000	656,836
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030	560,000	426,500
					1,083,336
Pipelines 0.93%
QazaqGaz NC JSC†	4.375%		9/26/2027	1,100,000	1,015,927
Total Kazakhstan					2,099,263

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Kuwait 0.42%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	–	(a)	$500,000	$460,879

Malaysia 2.26%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,000,000	795,729
Petronas Capital Ltd.†	3.404%		4/28/2061		1,300,000	809,632
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		1,000,000	872,939
Total Malaysia						2,478,300

Mexico 3.54%
Electric 1.00%
Comision Federal de Electricidad†	3.348%		2/9/2031		625,000	489,908
Comision Federal de Electricidad	3.875%		7/26/2033		800,000	607,195
						1,097,103
Oil & Gas 2.54%
Petroleos Mexicanos	6.49%		1/23/2027		264,000	234,463
Petroleos Mexicanos	6.50%		6/2/2041		833,000	501,987
Petroleos Mexicanos	6.70%		2/16/2032		882,000	655,524
Petroleos Mexicanos	6.75%		9/21/2047		880,000	522,321
Petroleos Mexicanos	6.84%		1/23/2030		1,110,000	868,277
						2,782,572
Total Mexico						3,879,675

Morocco 0.21%
Chemicals
OCP SA†	5.125%		6/23/2051		350,000	232,944

Oman 1.83%
Electric 1.04%
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,200,000	1,143,529
Oil & Gas 0.79%
EDO Sukuk Ltd.†	5.875%		9/21/2033		875,000	865,569
Total Oman						2,009,098

Panama 0.76%
Banks 0.35%
Banco Nacional de Panama†	2.50%		8/11/2030		500,000	389,375
Multi-National 0.41%
Banco Latinoamericano de Comercio Exterior SA†	2.375%		9/14/2025		478,000	445,314
Total Panama						834,689

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
Paraguay 0.25%
Banks
Banco Continental SAECA†	2.75%	12/10/2025	$300,000	$272,862

Peru 0.50%
Banks
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	590,000	545,108

Qatar 1.55%
Oil & Gas
QatarEnergy†	2.25%	7/12/2031	1,500,000	1,204,981
QatarEnergy†	3.30%	7/12/2051	750,000	488,356
Total Qatar				1,693,337

Saudi Arabia 0.86%
Oil & Gas 0.35%
Saudi Arabian Oil Co.	2.25%	11/24/2030	300,000	241,054
Saudi Arabian Oil Co.†	3.25%	11/24/2050	225,000	141,199
				382,253
Pipelines 0.51%
EIG Pearl Holdings Sarl†	3.545%	8/31/2036	685,000	556,539
Total Saudi Arabia				938,792

South Africa 1.74%
Electric
Eskom Holdings SOC Ltd.	6.35%	8/10/2028	700,000	638,941
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	1,300,000	1,270,641
Total South Africa				1,909,582

South Korea 0.44%
Energy-Alternate Sources
Hanwha Energy USA Holdings Corp.†	4.125%	7/5/2025	500,000	485,802

Supranational 0.41%
Multi-National
African Export-Import Bank†	2.634%	5/17/2026	500,000	446,577

Turkey 1.42%
Banks 0.92%
Akbank TAS	6.80%	2/6/2026	700,000	684,260
Turkiye Vakiflar Bankasi TAO†	9.00%	10/12/2028	325,000	325,325
				1,009,585

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
Turkey (continued)
Mining 0.50%
WE Soda Investments Holding PLC†(b)	9.50%		10/6/2028	$545,000	$550,450
Total Turkey					1,560,035

United Arab Emirates 1.95%
Electric 0.19%
Abu Dhabi National Energy Co. PJSC†	4.696%		4/24/2033	220,000	209,777
Energy-Alternate Sources 0.46%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049	649,572	504,967
Investment Companies 0.27%
MDGH GMTN RSC Ltd.†	5.50%		4/28/2033	300,000	299,700
Pipelines 0.67%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040	1,000,000	730,987
Sovereign 0.36%
Finance Department Government of Sharjah	3.625%		3/10/2033	500,000	395,252
Total United Arab Emirates					2,140,683

United States 0.15%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029	168,000	167,893
Total Corporate Bonds (cost $38,701,995)					33,627,541

FOREIGN GOVERNMENT OBLIGATIONS 67.41%

Angola 1.79%
Angolan Government International Bonds†	8.25%		5/9/2028	1,000,000	868,338
Angolan Government International Bonds	8.75%		4/14/2032	1,000,000	806,484
Angolan Government International Bonds†	9.125%		11/26/2049	400,000	287,567
Total Angola					1,962,389

Argentina 1.24%
Argentina Government International Bonds	3.50%	(c)	7/9/2041	1,173,000	302,969
Argentina Government International Bonds	3.625%	(c)	7/9/2035	2,950,000	735,009
Argentina Government International Bonds	4.25%	(c)	1/9/2038	1,081,193	319,362
Total Argentina					1,357,340

Azerbaijan 0.41%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032	550,000	448,986

Bahrain 2.94%
Bahrain Government International Bonds†	5.45%		9/16/2032	1,050,000	916,682
Bahrain Government International Bonds†	7.00%		1/26/2026	1,180,000	1,192,661

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
Bahrain (continued)
Bahrain Government International Bonds	7.50%		9/20/2047	$700,000	$622,860
CBB International Sukuk Programme Co. WLL†	6.25%		10/18/2030	500,000	494,133
Total Bahrain					3,226,336

Bermuda 0.24%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	258,560

Brazil 2.47%
Brazil Government International Bonds	3.75%		9/12/2031	1,650,000	1,391,819
Brazil Government International Bonds	4.75%		1/14/2050	1,431,000	993,534
Brazil Government International Bonds	5.00%		1/27/2045	436,000	323,846
Total Brazil					2,709,199

Chile 1.78%
Chile Government International Bonds	4.95%		1/5/2036	1,150,000	1,057,024
Chile Government International Bonds	5.33%		1/5/2054	1,000,000	894,553
Total Chile					1,951,577

Colombia 2.36%
Colombia Government International Bonds	3.00%		1/30/2030	505,000	388,652
Colombia Government International Bonds	3.25%		4/22/2032	875,000	630,781
Colombia Government International Bonds	4.125%		5/15/2051	750,000	420,564
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,142,884
Total Colombia					2,582,881

Costa Rica 1.10%
Costa Rica Government International Bonds†	5.625%		4/30/2043	862,000	716,727
Costa Rica Government International Bonds†	6.55%		4/3/2034	500,000	487,421
Total Costa Rica					1,204,148

Dominican Republic 3.15%
Dominican Republic International Bonds†	4.50%		1/30/2030	1,200,000	1,019,933
Dominican Republic International Bonds†	5.30%		1/21/2041	750,000	552,359
Dominican Republic International Bonds†	5.875%		1/30/2060	970,000	697,751
Dominican Republic International Bonds†	5.95%		1/25/2027	1,225,000	1,187,374
Total Dominican Republic					3,457,417

Ecuador 0.96%
Ecuador Government International Bonds†	2.50%	(c)	7/31/2040	1,740,077	575,648
Ecuador Government International Bonds†	3.50%	(c)	7/31/2035	1,275,000	477,987
Total Ecuador					1,053,635

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
Egypt 2.49%
Egypt Government International Bonds†	7.30%	9/30/2033	$1,400,000	$781,918
Egypt Government International Bonds	7.50%	1/31/2027	1,150,000	832,149
Egypt Government International Bonds	7.60%	3/1/2029	570,000	368,021
Egypt Government International Bonds†	7.903%	2/21/2048	920,000	474,030
Egypt Government International Bonds†	8.75%	9/30/2051	500,000	270,308
Total Egypt				2,726,426

El Salvador 1.28%
El Salvador Government International Bonds	7.65%	6/15/2035	850,000	603,982
El Salvador Government International Bonds†	8.25%	4/10/2032	1,000,000	798,337
Total El Salvador				1,402,319

Ghana 1.44%
Ghana Government International Bonds	6.375%	2/11/2027	1,625,000	725,384
Ghana Government International Bonds†	7.625%	5/16/2029	730,000	325,413
Ghana Government International Bonds	8.625%	4/7/2034	500,000	222,575
Ghana Government International Bonds	8.627%	6/16/2049	725,000	310,207
Total Ghana				1,583,579

Guatemala 1.02%
Guatemala Government Bonds	3.70%	10/7/2033	250,000	192,628
Guatemala Government Bonds†	4.375%	6/5/2027	625,000	578,351
Guatemala Government Bonds†	6.125%	6/1/2050	400,000	345,893
Total Guatemala				1,116,872

Hungary 1.66%
Hungary Government International Bonds	2.125%	9/22/2031	1,200,000	887,214
Hungary Government International Bonds	3.125%	9/21/2051	600,000	333,253
Hungary Government International Bonds†	6.125%	5/22/2028	600,000	599,030
Total Hungary				1,819,497

Indonesia 2.75%
Indonesia Government International Bonds	1.85%	3/12/2031	2,600,000	2,015,665
Indonesia Government International Bonds	3.50%	2/14/2050	500,000	340,210
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032	700,000	662,211
Total Indonesia				3,018,086

Jordan 0.84%
Jordan Government International Bonds†	5.85%	7/7/2030	500,000	445,367
Jordan Government International Bonds†	7.50%	1/13/2029	488,000	477,791
Total Jordan				923,158

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
Kazakhstan 0.33%
Kazakhstan Government International Bonds†	4.875%	10/14/2044		$415,000	$357,327

Kenya 0.73%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		520,000	347,322
Republic of Kenya Government International Bonds	6.875%	6/24/2024		300,000	278,217
Republic of Kenya Government International Bonds†	7.00%	5/22/2027		200,000	169,998
Total Kenya					795,537

Lebanon 0.15%
Lebanon Government International Bonds(d)	6.65%	2/26/2030		1,948,000	161,283

Mexico 2.90%
Mexico Bonos(e)	7.75%	5/29/2031	MXN	2,080,000	105,190
Mexico Government International Bonds	2.659%	5/24/2031		$2,064,000	1,633,726
Mexico Government International Bonds	3.771%	5/24/2061		560,000	330,233
Mexico Government International Bonds	4.875%	5/19/2033		251,000	225,413
Mexico Government International Bonds	6.338%	5/4/2053		974,000	888,840
Total Mexico					3,183,402

Morocco 0.70%
Morocco Government International Bonds†	3.00%	12/15/2032		600,000	458,027
Morocco Government International Bonds†	4.00%	12/15/2050		500,000	311,000
Total Morocco					769,027

Nigeria 1.89%
Nigeria Government International Bonds†	6.50%	11/28/2027		1,450,000	1,213,244
Nigeria Government International Bonds†	7.375%	9/28/2033		600,000	445,269
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	417,105
Total Nigeria					2,075,618

Oman 1.56%
Oman Government International Bonds†	6.25%	1/25/2031		800,000	791,856
Oman Government International Bonds†	6.75%	1/17/2048		1,000,000	922,146
Total Oman					1,714,002

Pakistan 0.20%
Pakistan Government International Bonds	6.00%	4/8/2026		425,000	221,903

Panama 2.26%
Panama Government International Bonds	2.252%	9/29/2032		1,300,000	944,137
Panama Government International Bonds	3.87%	7/23/2060		1,010,000	587,300
Panama Government International Bonds	4.30%	4/29/2053		925,000	605,492

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
Panama (continued)
Panama Government International Bonds	4.50%	4/16/2050		$500,000	$341,778
Total Panama					2,478,707

Paraguay 0.92%
Paraguay Government International Bonds†	5.40%	3/30/2050		675,000	534,346
Paraguay Government International Bonds†	5.85%	8/21/2033		500,000	474,009
Total Paraguay					1,008,355

Peru 2.23%
Peruvian Government International Bonds	1.862%	12/1/2032		1,000,000	723,837
Peruvian Government International Bonds	2.78%	12/1/2060		465,000	248,828
Peruvian Government International Bonds	3.00%	1/15/2034		1,900,000	1,469,290
Total Peru					2,441,955

Philippines 3.00%
Philippines Government International Bonds	2.65%	12/10/2045		2,800,000	1,693,056
Philippines Government International Bonds	3.229%	3/29/2027		1,700,000	1,600,361
Total Philippines					3,293,417

Poland 0.63%
Bank Gospodarstwa Krajowego†	5.375%	5/22/2033		350,000	330,908
Republic of Poland Government International Bonds	5.50%	4/4/2053		400,000	363,098
Total Poland					694,006

Qatar 1.08%
Qatar Government International Bonds	4.40%	4/16/2050		500,000	409,133
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	777,353
Total Qatar					1,186,486

Romania 2.27%
Romania Government International Bonds†(e)	2.625%	12/2/2040	EUR	1,000,000	624,467
Romania Government International Bonds	4.00%	2/14/2051		$200,000	127,915
Romania Government International Bonds	4.00%	2/14/2051		400,000	255,829
Romania Government International Bonds	6.00%	5/25/2034		920,000	868,365
Romania Government International Bonds†	6.625%	2/17/2028		600,000	608,766
Total Romania					2,485,342

Saudi Arabia 3.72%
KSA Sukuk Ltd.†	2.25%	5/17/2031		1,000,000	808,732
KSA Sukuk Ltd.†	5.268%	10/25/2028		1,600,000	1,604,565
Saudi Government International Bonds†	3.45%	2/2/2061		2,700,000	1,660,459
Total Saudi Arabia					4,073,756

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
Senegal 0.61%
Senegal Government International Bonds†(e)	5.375%	6/8/2037	EUR	220,000	$149,710
Senegal Government International Bonds†	6.25%	5/23/2033		$350,000	281,463
Senegal Government International Bonds	6.75%	3/13/2048		350,000	235,427
Total Senegal					666,600

Serbia 0.45%
Serbia International Bonds†	6.25%	5/26/2028		500,000	490,897

South Africa 2.21%
Republic of South Africa Government International Bonds	4.30%	10/12/2028		1,440,000	1,249,177
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,760,000	1,170,293
Total South Africa					2,419,470

South Korea 1.10%
Export-Import Bank of Korea†(e)	3.50%	6/7/2026	EUR	500,000	523,730
Korea National Oil Corp.†	4.75%	4/3/2026		$700,000	687,256
Total South Korea					1,210,986

Sri Lanka 1.41%
Sri Lanka Government International Bonds†(d)	5.75%	4/18/2023		631,000	304,594
Sri Lanka Government International Bonds†(d)	5.875%	7/25/2022		920,000	451,734
Sri Lanka Government International Bonds†	6.75%	4/18/2028		1,130,000	530,493
Sri Lanka Government International Bonds†	7.55%	3/28/2030		550,000	256,860
Total Sri Lanka					1,543,681

Trinidad And Tobago 0.45%
Trinidad & Tobago Government International Bonds†	5.95%	1/14/2031		500,000	495,875

Tunisia 0.13%
Tunisian Republic	5.75%	1/30/2025		200,000	137,358

Turkey 4.38%
Turkey Government International Bonds	4.25%	4/14/2026		2,100,000	1,926,750
Turkey Government International Bonds	5.25%	3/13/2030		1,445,000	1,205,585
Turkey Government International Bonds	5.75%	5/11/2047		1,450,000	984,211
Turkey Government International Bonds	5.95%	1/15/2031		800,000	682,000
Total Turkey					4,798,546

Ukraine 0.41%
Ukraine Government International Bonds	7.375%	9/25/2034		1,700,000	452,639

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
United Arab Emirates 1.00%
Abu Dhabi Government International Bonds†	3.125%	9/30/2049	$1,000,000	$652,177
UAE International Government Bonds†	3.25%	10/19/2061	700,000	443,625
Total United Arab Emirates				1,095,802

Uruguay 0.54%
Uruguay Government International Bonds	4.975%	4/20/2055	226,000	196,217
Uruguay Government International Bonds	5.75%	10/28/2034	385,000	392,805
Total Uruguay				589,022

Zambia 0.23%
Zambia Government International Bonds	8.50%	4/14/2024	450,000	248,194
Total Foreign Government Obligations (cost $93,370,497)				73,891,598
Total Investments in Securities 98.09% (cost $132,072,492)				107,519,139
Other Assets and Liabilities – Net(f) 1.91%				2,092,351
Net Assets 100.00%				$109,611,490

EUR	Euro.
MXN	Mexican Peso.
CMT	Constant Maturity Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $58,530,027, which represents 53.40% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Securities purchased on a when-issued basis.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Defaulted (non-income producing security).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Toronto Dominion Bank	12/13/2023	1,276,000	$1,377,283	$1,353,380	$23,903

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	December 2023	8	Short	EUR	(1,051,508)	EUR	(1,029,120)	$23,670
Euro-Buxl	December 2023	2	Short		(262,637)		(244,720)	18,943
U.S. 10-Year Ultra Treasury Bond	December 2023	87	Short		$(9,969,093)		$(9,705,938)	263,155
U.S. 5-Year Treasury Note	December 2023	43	Short		(4,572,258)		(4,530,453)	41,805
U.S. Ultra Treasury Bond	December 2023	29	Short		(3,600,486)		(3,441,937)	158,549
Total Unrealized Appreciation on Futures Contracts								$506,122

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2023

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2023	15	Long	$1,650,920	$1,620,938	$(29,982)
U.S. 2-Year Treasury Note	December 2023	29	Long	5,891,673	5,878,617	(13,056)
U.S. Long Bond	December 2023	65	Long	7,807,164	7,395,781	(411,383)
Total Unrealized Depreciation on Futures Contracts						$(454,421)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$33,627,541	$–	$33,627,541
Foreign Government Obligations	–	73,891,598	–	73,891,598
Total	$–	$107,519,139	$–	$107,519,139
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$23,903	$–	$23,903
Liabilities	–	–	–	–
Futures Contracts
Assets	506,122	–	–	506,122
Liabilities	(454,421)	–	–	(454,421)
Total	$51,701	$23,903	$–	$75,604

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments			Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.86%

COMMON STOCKS 0.32%

China 0.09%
Broadline Retail
Alibaba Group Holding Ltd. ADR*			331	$28,711

United States 0.23%

Chemicals 0.14%
Mosaic Co.			1,291	45,960
Food Products 0.09%
Archer-Daniels-Midland Co.			412	31,073
Total United States				77,033
Total Common Stocks (cost $145,497)				105,744

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.79%

China 0.15%
Internet
PDD Holdings, Inc.	Zero Coupon	12/1/2025	$49,000	48,451

Macau 0.64%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	212,046
Total Convertible Bonds (cost $246,520)				260,497

CORPORATE BONDS 92.68%

Argentina 1.64%
Energy-Alternate Sources 0.74%
YPF Energia Electrica SA†	10.00%	7/25/2026	262,000	244,947
Oil & Gas 0.90%
YPF SA†	6.95%	7/21/2027	370,000	297,406
Total Argentina				542,353

Brazil 4.17%
Airlines 0.60%
Azul Secured Finance LLP†	11.93%	8/28/2028	200,000	198,328

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
Brazil (continued)
Engineering & Construction 0.52%
Sitios Latinoamerica SAB de CV†	5.375%	4/4/2032	$200,000	$172,334
Food 0.60%
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	200,000	198,493
Iron-Steel 0.56%
CSN Inova Ventures†	6.75%	1/28/2028	200,000	185,262
Oil & Gas 1.28%
MC Brazil Downstream Trading Sarl†	7.25%	6/30/2031	396,575	304,647
Petrobras Global Finance BV	5.50%	6/10/2051	90,000	68,444
Petrobras Global Finance BV	6.50%	7/3/2033	50,000	47,775
				420,866
Water 0.61%
Aegea Finance Sarl†	9.00%	1/20/2031	200,000	201,793
Total Brazil				1,377,076

Chile 3.03%
Banks 0.55%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	182,905
Electric 1.07%
Alfa Desarrollo SpA†	4.55%	9/27/2051	248,440	170,057
Colbun SA	3.95%	10/11/2027	200,000	184,847
				354,904
Engineering & Construction 0.53%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners	4.05%	4/27/2026	200,000	173,286
Mining 0.47%
Antofagasta PLC†	2.375%	10/14/2030	200,000	155,765
Pipelines 0.41%
GNL Quintero SA†	4.634%	7/31/2029	141,200	134,959
Total Chile				1,001,819

China 5.57%
Diversified Financial Services 0.84%
BOC Aviation USA Corp.†	4.875%	5/3/2033	300,000	276,640
Gas 0.56%
ENN Clean Energy International Investment Ltd.†	3.375%	5/12/2026	200,000	183,670

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
China (continued)
Internet 2.96%
Meituan	3.05%		10/28/2030	$300,000	$233,194
Prosus NV	3.061%		7/13/2031	200,000	148,638
Prosus NV†	3.257%		1/19/2027	200,000	177,262
Prosus NV†	3.832%		2/8/2051	200,000	110,585
Tencent Holdings Ltd.	3.925%		1/19/2038	200,000	151,626
Weibo Corp.	3.375%		7/8/2030	200,000	156,320
					977,625
Investment Companies 0.54%
Huarong Finance II Co. Ltd.	5.00%		11/19/2025	200,000	180,340
Real Estate 0.22%
Country Garden Holdings Co. Ltd.	3.30%		1/12/2031	500,000	32,500
Kaisa Group Holdings Ltd.†(a)	11.95%		10/22/2022	400,000	23,500
Ronshine China Holdings Ltd.(a)	8.10%		6/9/2023	200,000	7,540
Shimao Group Holdings Ltd.(a)	3.45%		1/11/2031	200,000	8,170
					71,710
Telecommunications 0.45%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	148,646
Total China					1,838,631

Colombia 4.53%
Banks 1.10%
Banco de Bogota SA†	6.25%		5/12/2026	200,000	190,958
Bancolombia SA	4.625% (5 yr. CMT + 2.94%)	#	12/18/2029	200,000	172,425
					363,383
Oil & Gas 2.28%
Ecopetrol SA	5.875%		11/2/2051	302,000	192,741
Ecopetrol SA	8.625%		1/19/2029	400,000	401,915
SierraCol Energy Andina LLC†	6.00%		6/15/2028	200,000	159,289
					753,945
Pipelines 1.15%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	177,162
AI Candelaria Spain SA	7.50%		12/15/2028	220,833	201,549
					378,711
Total Colombia					1,496,039

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Dominican Republic 1.10%
Energy-Alternate Sources Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028		$408,000	$362,151

Ghana 0.56%
Oil & Gas
Kosmos Energy Ltd.†	7.75%		5/1/2027		200,000	185,049

Guatemala 0.19%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029		70,000	63,224

India 5.35%
Banks 0.53%
Axis Bank Ltd	4.10% (5 yr. CMT + 3.32%)	#	–	(b)	200,000	173,773
Commercial Services 1.16%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031		300,000	207,482
JSW Infrastructure Ltd.	4.95%		1/21/2029		200,000	175,658
						383,140
Electric 1.30%
Adani Transmission Step-One Ltd.†	4.00%		8/3/2026		300,000	262,510
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%		7/14/2028		200,000	168,279
						430,789
Energy-Alternate Sources 0.60%
Continuum Energy Aura Pte. Ltd.†	9.50%		2/24/2027		200,000	199,810
Engineering & Construction 0.54%
GMR Hyderabad International Airport Ltd.	4.25%		10/27/2027		200,000	178,350
Iron-Steel 0.49%
JSW Steel Ltd.	5.05%		4/5/2032		200,000	160,782
Transportation 0.73%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031		300,000	241,861
Total India						1,768,505

Indonesia 5.08%
Coal 0.75%
Indika Energy Capital IV Pte. Ltd.	8.25%		10/22/2025		250,000	247,811
Electric 2.20%
Cikarang Listrindo Tbk PT†	4.95%		9/14/2026		200,000	191,352
Minejesa Capital BV†	4.625%		8/10/2030		600,000	535,350
						726,702

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Indonesia (continued)
Mining 1.56%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026		$400,000	$348,240
Freeport Indonesia PT	6.20%		4/14/2052		200,000	167,801
						516,041
Oil & Gas 0.57%
Medco Bell Pte. Ltd.	6.375%		1/30/2027		200,000	188,237
Total Indonesia						1,678,791

Israel 3.74%
Banks 1.06%
Bank Hapoalim BM†	3.255% (5 yr. CMT + 2.16%)	#	1/21/2032		200,000	171,249
Bank Leumi Le-Israel BM†	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031		200,000	179,030
						350,279
Electric 0.50%
Israel Electric Corp. Ltd.†	3.75%		2/22/2032		200,000	165,178
Pharmaceuticals 2.18%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		600,000	535,266
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		292,000	183,150
						718,416
Total Israel						1,233,873

Kazakhstan 1.74%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		200,000	182,298
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	163,438
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	228,483
Total Kazakhstan						574,219

Kuwait 1.38%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		200,000	177,788
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	–	(b)	300,000	276,527
Total Kuwait						454,315

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Macau 4.35%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		$200,000	$179,721
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	179,721
Sands China Ltd.	5.375%		8/8/2025		200,000	193,871
Sands China Ltd.	5.65%		8/8/2028		400,000	376,786
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	150,644
Studio City Finance Ltd.	6.00%		7/15/2025		200,000	190,550
Wynn Macau Ltd.	5.125%		12/15/2029		200,000	165,249
Total Macau						1,436,542

Malaysia 1.60%
Oil & Gas 0.48%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	159,146
Transportation 1.12%
Misc Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	369,569
Total Malaysia						528,715

Mexico 4.03%
Banks 0.59%
Banco Mercantil del Norte SA	6.75% (5 yr. CMT + 4.97%)	#	–	(b)	200,000	193,855
Building Materials 0.56%
Cemex SAB de CV	5.20%		9/17/2030		200,000	183,990
Electric 1.07%
Comision Federal de Electricidad	4.677%		2/9/2051		200,000	129,485
Comision Federal de Electricidad†	4.688%		5/15/2029		250,000	225,355
						354,840
Mining 0.72%
Industrias Penoles SAB de CV†	4.75%		8/6/2050		200,000	150,651
Southern Copper Corp.	5.25%		11/8/2042		100,000	86,542
						237,193
Oil & Gas 0.64%
Petroleos Mexicanos	6.49%		1/23/2027		238,000	211,372
REITS 0.45%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031		200,000	149,613
Total Mexico						1,330,863

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		U.S. $ Fair Value
Morocco 1.20%
Chemicals
OCP SA†	3.75%		6/23/2031		$500,000	$396,163

Nigeria 0.27%
Banks
BOI Finance BV†(c)	7.50%		2/16/2027	EUR	100,000	89,842

Oman 0.87%
Oil & Gas
EDO Sukuk Ltd.†	5.875%		9/21/2033		$292,000	288,853

Panama 1.55%
Banks 0.61%
Multibank, Inc.	7.75%		2/3/2028		200,000	201,829
Engineering & Construction 0.44%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061		200,000	145,802
Media 0.50%
Telecomunicaciones Digitales SA†	4.50%		1/30/2030		200,000	163,469
Total Panama						511,100

Paraguay 1.10%
Banks 0.55%
Banco Continental SAECA†	2.75%		12/10/2025		200,000	181,908
Telecommunications 0.55%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		200,000	182,363
Total Paraguay						364,271

Peru 2.74%
Banks 0.53%
Banco de Credito del Peru SA†	3.25% (5 yr. CMT + 2.45%)	#	9/30/2031		200,000	175,898
Oil & Gas 0.61%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	202,144
Packaging & Containers 0.51%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.50%		8/2/2028		200,000	167,409
Pipelines 0.57%
Transportadora de Gas del Peru SA	4.25%		4/30/2028		200,000	189,169
Retail 0.52%
InRetail Consumer†	3.25%		3/22/2028		200,000	170,730
Total Peru						905,350

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Philippines 1.14%
Holding Companies-Diversified 0.56%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%)	#	–	(b)	$200,000	$183,810
Retail 0.58%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%)	#	–	(b)	200,000	191,500
Total Philippines						375,310

Qatar 3.71%
Banks 0.83%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	274,758
Gas 0.39%
Nakilat, Inc.†	6.267%		12/31/2033		124,509	129,408
Oil & Gas 0.97%
QatarEnergy†	2.25%		7/12/2031		400,000	321,329
Telecommunications 1.52%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		600,000	501,310
Total Qatar						1,226,805

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC(a)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		300,000	–	(d)
Sberbank of Russia Via SB Capital SA(a)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 3.19%
Oil & Gas 1.60%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	401,757
Saudi Arabian Oil Co.†	3.25%		11/24/2050		200,000	125,510
						527,267
Pipelines 1.59%
EIG Pearl Holdings Sarl†	3.545%		8/31/2036		400,000	324,986
TMS Issuer Sarl†	5.78%		8/23/2032		200,000	200,740
						525,726
Total Saudi Arabia						1,052,993

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Singapore 1.69%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%)	#	3/10/2031		$200,000	$181,776
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031		200,000	177,472
United Overseas Bank Ltd.	3.875% (5 yr. USD Swap + 1.79%)	#	–	(b)	200,000	200,179
Total Singapore						559,427

South Africa 2.37%
Chemicals 0.60%
Sasol Financing USA LLC	5.875%		3/27/2024		200,000	198,225
Electric 1.18%
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		400,000	390,966
Mining 0.59%
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		200,000	194,433
Total South Africa						783,624

South Korea 3.33%
Banks 0.59%
Woori Bank	4.25% (5 yr. CMT + 2.66%)	#	–	(b)	200,000	193,750
Electric 0.80%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	264,117
Energy-Alternate Sources 0.88%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	291,481
Iron-Steel 0.60%
POSCO†	5.625%		1/17/2026		200,000	199,210
Semiconductors 0.46%
SK Hynix, Inc.	2.375%		1/19/2031		200,000	150,301
Total South Korea						1,098,859

Supranational 0.95%
Multi-National
African Export-Import Bank†	2.634%		5/17/2026		350,000	312,604

Taiwan 2.26%
Semiconductors
TSMC Arizona Corp.	4.125%		4/22/2029		250,000	236,425
TSMC Global Ltd.†	1.75%		4/23/2028		200,000	170,572
TSMC Global Ltd.†	4.375%		7/22/2027		350,000	338,161
Total Taiwan						745,158

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	U.S. $ Fair Value
Thailand 2.67%
Banks 1.72%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%)	#	9/23/2036		$300,000	$233,161
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034		400,000	334,196
						567,357
Chemicals 0.48%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		200,000	158,583
Oil & Gas 0.47%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		200,000	156,949
Total Thailand						882,889

Turkey 4.87%
Banks 3.12%
Akbank TAS†	5.125%		3/31/2025		650,000	627,689
Turkiye Vakiflar Bankasi TAO†	9.00%		10/12/2028		200,000	200,200
Yapi ve Kredi Bankasi AS†	9.25%		10/16/2028		200,000	201,355
						1,029,244
Commercial Services 0.54%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		199,643	180,178
Holding Companies-Diversified 0.60%
KOC Holding AS	6.50%		3/11/2025		200,000	198,491
Mining 0.61%
WE Soda Investments Holding PLC†(e)	9.50%		10/6/2028		200,000	202,000
Total Turkey						1,609,913

Ukraine 0.46%
Telecommunications
VF Ukraine PAT via VFU Funding PLC	6.20%		2/11/2025		200,000	151,000

United Arab Emirates 5.32%
Banks 1.44%
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300,000	287,333
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%)	#	–	(b)	200,000	188,852
						476,185
Commercial Services 0.63%
DP World Ltd.†	6.85%		7/2/2037		200,000	207,255

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
United Arab Emirates (continued)
Electric 1.10%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028	$200,000	$173,953
Abu Dhabi National Energy Co. PJSC†	4.696%		4/24/2033	200,000	190,706
					364,659
Energy-Alternate Sources 0.45%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049	193,902	150,736
Equity Real Estate 0.59%
MAF Sukuk Ltd.	4.50%		11/3/2025	200,000	194,447
Pipelines 1.11%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040	500,000	365,494
Total United Arab Emirates					1,758,776

United Kingdom 2.66%
Banks 1.21%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%)	#	1/9/2029	400,000	398,916
Retail 1.45%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031	600,000	480,917
Total United Kingdom					879,833

United States 0.78%
Auto Manufacturers 0.39%
Hyundai Capital America†	5.68%		6/26/2028	130,000	127,174
Chemicals 0.24%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	88,000	79,177
Oil & Gas 0.15%
CITGO Petroleum Corp.†	8.375%		1/15/2029	51,000	50,968
Total United States					257,319

Zambia 1.49%
Mining
First Quantum Minerals Ltd.	6.875%		3/1/2026	300,000	291,563
First Quantum Minerals Ltd.†	8.625%		6/1/2031	200,000	199,286
Total Zambia					490,849
Total Corporate Bonds (cost $34,560,463)					30,613,103

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.07%

South Korea 1.55%
Export-Import Bank of Korea†(c)	3.50%	6/7/2026	EUR	300,000	$314,238
Korea Electric Power Corp.†	5.375%	7/31/2026		$200,000	198,985
Total South Korea					513,223

Turkey 0.52%
Turkey Government International Bonds	5.95%	1/15/2031		200,000	170,500
Total Foreign Government Obligations (cost $373,763)					683,723
Total Long-Term Investments (cost $35,647,160)					31,663,067

SHORT-TERM INVESTMENTS 3.28%

U.S. TREASURY OBLIGATIONS 1.97%
U.S. Treasury Bills	Zero Coupon	1/9/2024		661,000	651,375

REPURCHASE AGREEMENTS 1.31%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $448,800 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $440,867; proceeds: $432,247 (cost $432,146)				432,146	432,146
Total Short-Term Investments (cost $1,083,396)					1,083,521
Total Investments in Securities 99.14% (cost $36,730,556)					32,746,588
Other Assets and Liabilities – Net(f) 0.86%					284,067
Net Assets 100.00%					$33,030,655

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $17,554,118, which represents 53.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Defaulted (non-income producing security).
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Securities purchased on a when-issued basis.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Toronto Dominion Bank	12/13/2023	528,000	$569,910	$560,019	$9,891

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/13/2023	134,000	$143,126	$142,126	$(1,000)

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	December 2023	3	Short	EUR	(30,336)	EUR	(347,250)	$3,262
U.S. 10-Year Ultra Treasury Bond	December 2023	15	Short		$(1,714,284)		$(1,673,438)	40,846
U.S. 5-Year Treasury Note	December 2023	25	Short		(2,658,299)		(2,633,985)	24,314
Total Unrealized Appreciation on Futures Contracts								$68,422

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2023	6	Long		$653,305		$648,375	$(4,930)
U.S. 2-Year Treasury Note	December 2023	14	Long		2,844,155		2,837,953	(6,202)
U.S. Long Bond	December 2023	3	Long		358,270		341,344	(16,926)
U.S. Ultra Treasury Bond	December 2023	4	Long		500,808		474,750	(26,058)
Total Unrealized Depreciation on Futures Contracts								$(54,116)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$105,744	$–	$–		$105,744
Convertible Bonds	–	260,497	–		260,497
Corporate Bonds
Russia	–	–	–	(3)	–	(3)
Remaining Countries	–	30,613,103	–		30,613,103
Foreign Government Obligations	–	683,723	–		683,723
Short-Term Investments
Repurchase Agreements	–	432,146	–		432,146
U.S. Treasury Obligations	–	651,375	–		651,375
Total	$105,744	$32,640,844	$–		$32,746,588

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$9,891	$–	$9,891
Liabilities	–	(1,000)	–	(1,000)
Futures Contracts
Assets	68,422	–	–	68,422
Liabilities	(54,116)	–	–	(54,116)
Total	$14,306	$8,891	$–	$23,197

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
LONG-TERM INVESTMENTS 101.35%

ASSET-BACKED SECURITIES 7.15%

Cayman Islands 2.10%
Other
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.63% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	$100,000	$99,878
Verde CLO Ltd. Series 2019-1A Class AR†	6.67% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2032	100,000	99,648
Total Cayman Islands					199,526

United States 5.05%
Automobiles 2.41%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%		7/15/2026	10,493	10,483
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029	50,000	48,714
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	50,000	50,014
Ford Credit Auto Lease Trust Series 2023-B Class D	6.97%		6/15/2028	30,000	29,988
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	50,000	49,405
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	40,000	39,630
					228,234
Credit Card 0.42%
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	40,000	39,967
Other 2.22%
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	100,000	99,927
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	100,000	87,354
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	24,063	23,616
					210,897
Total United States					479,098
Total Asset-Backed Securities (cost $684,445)					678,624

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		U.S. $ Fair Value
CORPORATE BONDS 51.48%

Australia 0.21%
Mining
FMG Resources August 2006 Pty. Ltd.†	4.375%		4/1/2031		$12,000	$9,889
FMG Resources August 2006 Pty. Ltd.†	4.50%		9/15/2027		11,000	9,970
Total Australia						19,859

Bermuda 1.02%
Insurance
PartnerRe Ireland Finance DAC(a)	1.25%		9/15/2026	EUR	100,000	96,750

Canada 1.00%
Aerospace/Defense 0.10%
Bombardier, Inc.†	6.00%		2/15/2028		$11,000	9,990
Banks 0.17%
Toronto-Dominion Bank	4.456%		6/8/2032		18,000	16,153
Electric 0.14%
TransAlta Corp.	7.75%		11/15/2029		13,000	13,175
Insurance 0.13%
Jones Deslauriers Insurance Management, Inc.†	8.50%		3/15/2030		12,000	12,102
Oil & Gas 0.22%
Baytex Energy Corp.†	8.75%		4/1/2027		10,000	10,165
Precision Drilling Corp.†	6.875%		1/15/2029		11,000	10,430
						20,595
Oil & Gas Services 0.24%
Enerflex Ltd.†	9.00%		10/15/2027		23,000	22,736
Total Canada						94,751

Colombia 0.78%
Oil & Gas
Ecopetrol SA	8.625%		1/19/2029		74,000	74,354

Denmark 0.93%
Banks
Danske Bank AS(a)	0.75% (1 yr. EURIBOR ICE Swap + 0.88%)	#	6/9/2029	EUR	100,000	88,463

France 2.13%
Environmental Control 1.00%
Paprec Holding SA(a)	3.50%		7/1/2028	EUR	100,000	94,888

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
France (continued)
Miscellaneous Manufacturing 0.11%
Calderys Financing LLC†	11.25%	6/1/2028		$10,000	$10,256
Water 1.02%
Suez SACA(a)	1.875%	5/24/2027	EUR	100,000	97,550
Total France					202,694

Germany 1.08%
Retail
Douglas GmbH(a)	6.00%	4/8/2026	EUR	100,000	102,685

Ireland 0.68%
Diversified Financial Services
Avolon Holdings Funding Ltd.†	2.125%	2/21/2026		$72,000	64,538

Luxembourg 1.87%
Advertising 1.02%
Summer BC Holdco B Sarl(a)	5.75%	10/31/2026	EUR	100,000	97,267
Equity Real Estate 0.85%
Logicor Financing Sarl(a)	1.625%	1/17/2030	EUR	100,000	80,194
Total Luxembourg					177,461

Mexico 0.49%
Oil & Gas
Petroleos Mexicanos	6.70%	2/16/2032		$62,000	46,080

Slovenia 0.92%
Internet
United Group BV†(a)	5.25%	2/1/2030	EUR	100,000	87,500

Spain 1.04%
Telecommunications
Lorca Telecom Bondco SA†(a)	4.00%	9/18/2027	EUR	100,000	98,484

Supranational 0.37%
Multi-National
International Finance Corp.(a)	0.375%	9/10/2025	NZD	65,000	35,118

United Arab Emirates 1.42%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%	9/30/2027		$145,874	134,860

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
United Kingdom 6.60%
Agriculture 0.61%
BAT Capital Corp.	3.222%	8/15/2024		$42,000	$40,966
BAT Capital Corp.	6.343%	8/2/2030		17,000	16,754
					57,720
Apparel 1.00%
Chanel Ceres PLC(a)	0.50%	7/31/2026	EUR	100,000	95,231
Commercial Services 0.93%
BCP V Modular Services Finance II PLC(a)	4.75%	11/30/2028	EUR	100,000	88,874
Electric 0.31%
National Grid PLC	5.809%	6/12/2033		$30,000	29,172
Engineering & Construction 1.31%
Heathrow Funding Ltd.(a)	6.75%	12/3/2028	GBP	100,000	124,765
Entertainment 1.22%
CPUK Finance Ltd.(a)	3.588%	2/28/2042	GBP	100,000	115,504
Retail 1.22%
Stonegate Pub Co. Financing 2019 PLC(a)	8.25%	7/31/2025	GBP	100,000	115,803
Total United Kingdom					627,069

United States 30.94%
Aerospace/Defense 0.80%
HEICO Corp.	5.35%	8/1/2033		$15,000	14,218
L3Harris Technologies, Inc.	5.40%	7/31/2033		32,000	30,773
Spirit AeroSystems, Inc.†	9.375%	11/30/2029		9,000	9,170
TransDigm, Inc.	4.625%	1/15/2029		15,000	13,117
Triumph Group, Inc.	7.75%	8/15/2025		9,000	8,560
					75,838
Agriculture 0.49%
Cargill, Inc.†	4.00%	6/22/2032		27,000	24,144
Philip Morris International, Inc.	5.625%	11/17/2029		23,000	22,750
					46,894
Airlines 0.10%
American Airlines, Inc.†	7.25%	2/15/2028		10,000	9,571
Auto Manufacturers 0.34%
Ford Motor Co.	3.25%	2/12/2032		42,000	32,409
Auto Parts & Equipment 0.10%
Tenneco, Inc.†	8.00%	11/17/2028		12,000	9,780

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		U.S. $ Fair Value
United States (continued)
Banks 5.10%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		$37,000	$29,097
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025		35,000	34,510
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029		25,000	22,912
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030		20,000	18,844
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		70,000	54,216
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025		10,000	9,860
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		8,000	6,097
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025		36,000	34,894
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2032		88,000	69,458
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		25,000	19,911
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034		14,000	12,117
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		25,000	18,855
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036		44,000	31,993
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028		16,000	15,050
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030		25,000	23,137
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		15,000	13,217
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		38,000	33,102
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		25,000	20,219
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034		18,000	16,835
						484,324
Beverages 1.09%
Molson Coors Beverage Co.(a)	1.25%		7/15/2024	EUR	100,000	103,292
Biotechnology 0.24%
Amgen, Inc.	5.25%		3/2/2030		$23,000	22,480
Building Materials 0.32%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		12,000	11,454
Griffon Corp.	5.75%		3/1/2028		10,000	9,088
Standard Industries, Inc.†	4.375%		7/15/2030		12,000	9,951
						30,493

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		U.S. $ Fair Value
United States (continued)
Chemicals 0.76%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		$11,000	$9,897
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		47,000	42,148
Rain Carbon, Inc.†	12.25%		9/1/2029		19,000	19,950
						71,995
Coal 0.11%
SunCoke Energy, Inc.†	4.875%		6/30/2029		12,000	10,212
Commercial Services 0.10%
Alta Equipment Group, Inc.†	5.625%		4/15/2026		10,000	9,225
Computers 1.17%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		12,000	10,763
International Business Machines Corp.(a)	3.75%		2/6/2035	EUR	100,000	100,656
						111,419
Diversified Financial Services 0.61%
AG Issuer LLC†	6.25%		3/1/2028		$14,000	13,089
Aircastle Ltd.†	2.85%		1/26/2028		20,000	16,990
Aviation Capital Group LLC†	6.25%		4/15/2028		19,000	18,598
OneMain Finance Corp.	5.375%		11/15/2029		11,000	9,226
						57,903
Electric 1.95%
AEP Texas, Inc.	5.40%		6/1/2033		12,000	11,454
Calpine Corp.†	5.125%		3/15/2028		11,000	9,807
Constellation Energy Generation LLC	6.25%		10/1/2039		18,000	17,466
Duke Energy Corp.	4.50%		8/15/2032		35,000	31,509
Duke Energy Indiana LLC	5.40%		4/1/2053		12,000	11,000
IPALCO Enterprises, Inc.	4.25%		5/1/2030		25,000	21,946
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		23,000	18,933
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		13,000	12,593
Southern Co.	4.475%	(b)	8/1/2024		42,000	41,404
Vistra Operations Co. LLC†	4.375%		5/1/2029		10,000	8,606
						184,718
Electronics 1.10%
Honeywell International, Inc.(a)	3.50%		5/17/2027	EUR	100,000	104,512
Engineering & Construction 0.13%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$14,000	12,165

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
United States (continued)
Entertainment 0.31%
Cinemark USA, Inc.†	5.25%	7/15/2028	$11,000	$9,777
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	11,000	9,774
Penn Entertainment, Inc.†	5.625%	1/15/2027	11,000	10,356
				29,907
Equity Real Estate 0.10%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	10,000	9,237
Food 0.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	12,000	10,242
Gas 0.53%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	27,000	20,911
Southwest Gas Corp.	4.05%	3/15/2032	34,000	29,394
				50,305
Health Care-Products 0.11%
Medline Borrower LP†	3.875%	4/1/2029	12,000	10,156
Health Care-Services 2.28%
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	11,000	10,104
Centene Corp.	3.375%	2/15/2030	65,000	54,288
Centene Corp.	4.25%	12/15/2027	15,000	13,841
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027	11,000	9,449
Elevance Health, Inc.	5.50%	10/15/2032	23,000	22,656
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	10,000	10,075
Humana, Inc.	5.875%	3/1/2033	30,000	29,847
LifePoint Health, Inc.†	9.875%	8/15/2030	10,000	9,694
Molina Healthcare, Inc.†	3.875%	11/15/2030	11,000	9,117
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	10,000	9,695
UnitedHealth Group, Inc.	4.00%	5/15/2029	40,000	37,455
				216,221
Insurance 0.39%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	10,000	9,311
Assurant, Inc.	2.65%	1/15/2032	13,000	9,523
New York Life Global Funding†	4.55%	1/28/2033	20,000	18,356
				37,190

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
United States (continued)
Internet 0.63%
Amazon.com, Inc.	4.70%	12/1/2032	$33,000	$31,530
EquipmentShare.com, Inc.†	9.00%	5/15/2028	11,000	10,587
Netflix, Inc.	5.875%	2/15/2025	6,000	5,990
Netflix, Inc.	5.875%	11/15/2028	12,000	12,098
				60,205
Iron-Steel 0.12%
U.S. Steel Corp.	6.65%	6/1/2037	12,000	11,667
Leisure Time 0.42%
Carnival Corp.†	6.00%	5/1/2029	11,000	9,395
Lindblad Expeditions Holdings, Inc.†	9.00%	5/15/2028	10,000	9,989
NCL Corp. Ltd.†	5.875%	2/15/2027	11,000	10,471
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	11,000	10,191
				40,046
Lodging 0.23%
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	12,000	10,789
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	12,000	11,174
				21,963
Machinery-Diversified 0.11%
Chart Industries, Inc.†	9.50%	1/1/2031	10,000	10,637
Media 0.93%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	22,000	18,496
DISH Network Corp.†	11.75%	11/15/2027	14,000	14,125
FactSet Research Systems, Inc.	3.45%	3/1/2032	45,000	37,323
Gray Escrow II, Inc.†	5.375%	11/15/2031	14,000	9,180
Nexstar Media, Inc.†	4.75%	11/1/2028	11,000	9,118
				88,242
Metal Fabricate-Hardware 0.12%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030	12,000	11,539
Mining 0.10%
Hecla Mining Co.	7.25%	2/15/2028	10,000	9,688
Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	10,000	9,070
Oil & Gas 3.16%
Callon Petroleum Co.†	8.00%	8/1/2028	11,000	11,026
CITGO Petroleum Corp.†	8.375%	1/15/2029	11,000	10,993
Civitas Resources, Inc.†	8.375%	7/1/2028	19,000	19,356

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		U.S. $ Fair Value
United States (continued)
Oil & Gas (continued)
Comstock Resources, Inc.†	6.75%		3/1/2029		$12,000	$11,053
Continental Resources, Inc.†	5.75%		1/15/2031		62,000	58,272
Crescent Energy Finance LLC†	9.25%		2/15/2028		10,000	10,219
Diamondback Energy, Inc.	3.125%		3/24/2031		52,000	43,351
Earthstone Energy Holdings LLC†	8.00%		4/15/2027		10,000	10,244
EQT Corp.	7.00%		2/1/2030		55,000	56,645
Occidental Petroleum Corp.	6.125%		1/1/2031		16,000	15,786
Ovintiv, Inc.	6.50%		2/1/2038		21,000	20,126
Transocean, Inc.†	8.00%		2/1/2027		15,000	14,454
Valaris Ltd.†	8.375%		4/30/2030		10,000	10,016
Vital Energy, Inc.	9.50%		1/15/2025		2,000	2,018
Vital Energy, Inc.	9.75%		10/15/2030		6,000	6,139
						299,698
Packaging & Containers 1.42%
Crown European Holdings SA†(a)	5.00%		5/15/2028	EUR	100,000	105,472
LABL, Inc.†	9.50%		11/1/2028		$9,000	9,236
Owens-Brockway Glass Container, Inc.†	6.625%		5/13/2027		10,000	9,760
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031		11,000	10,766
						135,234
Pharmaceuticals 0.64%
BellRing Brands, Inc.†	7.00%		3/15/2030		10,000	9,860
Cigna Group	4.375%		10/15/2028		11,000	10,411
Pfizer Investment Enterprises Pte. Ltd.	4.75%		5/19/2033		43,000	40,664
						60,935
Pipelines 0.51%
Buckeye Partners LP	9.627% (3 mo. USD LIBOR + 4.02%)	#	1/22/2078		12,000	9,866
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		11,000	10,062
NGPL PipeCo LLC†	3.25%		7/15/2031		24,000	19,112
Venture Global LNG, Inc.†	8.375%		6/1/2031		10,000	9,841
						48,881
REITS 0.87%
American Tower Corp.	3.80%		8/15/2029		42,000	37,390
American Tower Corp.	5.55%		7/15/2033		12,000	11,448
Crown Castle, Inc.	3.30%		7/1/2030		29,000	24,498
Service Properties Trust	7.50%		9/15/2025		9,000	8,853
						82,189

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	U.S. $ Fair Value
United States (continued)
Retail 0.31%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	$10,000	$10,306
Gap, Inc.†	3.875%	10/1/2031	13,000	9,149
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	11,000	9,642
				29,097
Semiconductors 0.11%
Entegris, Inc.†	3.625%	5/1/2029	12,000	10,202
Software 1.27%
Cloud Software Group, Inc.†	6.50%	3/31/2029	11,000	9,739
Intuit, Inc.	5.50%	9/15/2053	12,000	11,522
Oracle Corp.	6.25%	11/9/2032	55,000	55,709
ROBLOX Corp.†	3.875%	5/1/2030	12,000	9,643
Workday, Inc.	3.80%	4/1/2032	40,000	34,311
				120,924
Telecommunications 1.29%
AT&T, Inc.	5.40%	2/15/2034	32,000	29,962
Frontier Communications Holdings LLC†	5.00%	5/1/2028	23,000	19,667
Lumen Technologies, Inc.†	4.00%	2/15/2027	13,000	8,578
Sprint Capital Corp.	6.875%	11/15/2028	15,000	15,501
T-Mobile USA, Inc.	3.875%	4/15/2030	48,000	42,545
Viasat, Inc.†	5.625%	9/15/2025	7,000	6,474
				122,727
Transportation 0.11%
Rand Parent LLC†	8.50%	2/15/2030	11,000	10,189
Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	16,000	14,523
Total United States				2,938,144
Total Corporate Bonds (cost $5,197,968)				4,888,810

FLOATING RATE LOANS(c) 0.24%

Aerospace 0.08%
Mileage Plus Holdings LLC 2020 Term Loan B	10.798% (3 mo. USD LIBOR + 5.25%)	6/21/2027	7,500	7,804

Health Services 0.16%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	11.184% (3 mo. USD Term SOFR + 5.50%)	10/1/2025	17,981	14,570
Total Floating Rate Loans (cost $25,724)				22,374

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 24.32%

Australia 0.37%
Queensland Treasury Corp.†(a)	1.50%	3/2/2032	AUD	70,000	$34,727

Canada 1.94%
Province of Alberta	3.35%	11/1/2023		$50,000	49,910
Province of Ontario	3.05%	1/29/2024		100,000	99,163
Province of Saskatchewan(a)	4.75%	6/1/2040	CAD	49,000	35,101
Total Canada					184,174

China 7.60%
China Development Bank(a)	2.73%	1/11/2028	CNY	1,400,000	192,821
China Development Bank(a)	3.07%	3/10/2030	CNY	650,000	90,229
China Development Bank(a)	3.09%	6/18/2030	CNY	1,300,000	180,825
China Development Bank(a)	3.48%	1/8/2029	CNY	1,000,000	141,816
China Development Bank(a)	3.68%	2/26/2026	CNY	600,000	84,401
China Government Bonds(a)	3.86%	7/22/2049	CNY	200,000	31,226
Total China					721,318

Colombia 0.59%
Colombian TES(a)	7.50%	8/26/2026	COP	250,000,000	56,393

Dominican Republic 1.45%
Dominican Republic International Bonds†	5.50%	2/22/2029		$150,000	137,650

France 0.99%
Action Logement Services(a)	0.50%	10/30/2034	EUR	100,000	73,892
French Republic Government Bonds OAT(a)	0.75%	5/25/2052	EUR	40,000	19,987
Total France					93,879

Germany 1.17%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2052	EUR	40,000	18,259
Bundesrepublik Deutschland Bundesanleihe(a)	3.25%	7/4/2042	EUR	85,000	92,709
Total Germany					110,968

Indonesia 0.80%
Indonesia Government International Bonds(a)	1.30%	3/23/2034	EUR	100,000	75,705

Italy 1.08%
Italy Buoni Poliennali Del Tesoro(a)	3.40%	4/1/2028	EUR	100,000	102,732

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		U.S. $ Fair Value
Japan 4.20%
Japan Bank for International Cooperation(a)	1.50%	6/1/2029	EUR	100,000	$94,490
Japan Government Ten Year Bonds(a)	0.10%	3/20/2028	JPY	18,000,000	119,515
Japan Government Ten Year Bonds(a)	0.10%	12/20/2031	JPY	14,000,000	89,591
Japan Government Thirty Year Bonds(a)	1.40%	9/20/2052	JPY	15,000,000	94,781
Total Japan					398,377

Netherlands 1.10%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	3.00%	10/25/2027	EUR	100,000	104,458

South Africa 0.15%
Republic of South Africa Government Bonds(a)	8.75%	2/28/2048	ZAR	396,000	14,542

South Korea 1.10%
Export-Import Bank of Korea†(a)	3.50%	6/7/2026	EUR	100,000	104,746

Spain 0.13%
Spain Government Bonds†(a)	1.00%	7/30/2042	EUR	21,000	12,818

Supranational 0.56%
European Bank for Reconstruction & Development(a)	Zero Coupon	1/10/2024	EUR	51,000	53,362

Turkey 0.58%
Turkey Government International Bonds	7.375%	2/5/2025		$55,000	55,238

United Kingdom 0.51%
U.K. Gilts(a)	0.875%	7/31/2033	GBP	55,000	48,270
Total Foreign Government Obligations (cost $2,589,553)					2,309,357

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.28%
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046		$17,716	15,662
Federal National Mortgage Association	2.50%	9/1/2051		83,892	67,364
Federal National Mortgage Association	3.00%	10/1/2050		95,479	79,864
Federal National Mortgage Association	3.50%	4/1/2052		36,756	32,062
Federal National Mortgage Association	4.00%	5/1/2052		37,171	33,614
Government National Mortgage Association(d)	3.00%	TBA		31,000	26,282
Government National Mortgage Association(d)	3.50%	TBA		15,000	13,143
Government National Mortgage Association(d)	4.00%	TBA		13,000	11,722
Government National Mortgage Association(d)	4.50%	TBA		4,000	3,697
Government National Mortgage Association(d)	5.00%	TBA		101,000	95,733
Government National Mortgage Association(d)	5.50%	TBA		97,000	94,132
Government National Mortgage Association(d)	6.00%	TBA		125,000	123,794

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(d)	6.50%		TBA	$39,000	$39,198
Uniform Mortgage-Backed Security(d)	4.00%		TBA	25,000	22,283
Uniform Mortgage-Backed Security(d)	4.50%		TBA	12,000	11,020
Uniform Mortgage-Backed Security(d)	5.00%		TBA	30,000	29,203
Uniform Mortgage-Backed Security(d)	5.50%		TBA	141,000	137,429
Uniform Mortgage-Backed Security(d)	6.00%		TBA	79,000	78,314
Uniform Mortgage-Backed Security(d)	6.50%		TBA	61,000	61,267
Total Government Sponsored Enterprises Pass-Throughs (cost $1,006,003)					975,783

MUNICIPAL BONDS 0.21%

Transportation
Metropolitan Transportation Authority NY	6.668%		11/15/2039	$20,000	20,408

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.82%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.403% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	11,000	8,526
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.757% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	10,000	5,964
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.815% (30 day USD SOFR Average + 1.50%)	#	10/25/2041	30,000	29,607
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA4 Class M1†	6.265% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	25,086	24,647
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.615% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	25,782	26,203
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.865% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	30,713	31,304
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.715% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	8,941	9,099

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	U.S. $ Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	$12,893	$12,248
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(b)	5/25/2065	27,441	25,311
Total Non-Agency Commercial Mortgage-Backed Securities (cost $181,134)					172,909

U.S. TREASURY OBLIGATIONS 5.85%
U.S. Treasury Bonds	1.125%		8/15/2040	78,000	44,372
U.S. Treasury Bonds	1.875%		11/15/2051	67,000	37,365
U.S. Treasury Bonds	2.25%		5/15/2041	40,000	27,461
U.S. Treasury Bonds	4.125%		8/15/2053	179,000	162,526
U.S. Treasury Bonds(f)	4.375%		8/15/2043	102,000	95,179
U.S. Treasury Notes	5.00%		8/31/2025	189,000	188,631
Total U.S. Treasury Obligations (cost $582,004)					555,534
Total Long-Term Investments (cost $10,293,576)					9,623,799

SHORT-TERM INVESTMENTS 5.57%

U.S. TREASURY OBLIGATIONS 3.41%
U.S. Treasury Bills	Zero Coupon		10/24/2023	150,000	149,517
U.S. Treasury Bills	Zero Coupon		1/9/2024	177,000	174,422
Total U.S. Treasury Obligations (cost $323,890)					323,939

REPURCHASE AGREEMENTS 2.16%
Repurchase Agreement dated 9/29/2023, 5.300% due 10/2/2023 with Barclays Capital, Inc. collateralized by $101,000 of U.S. Treasury Bond at 4.375% due 8/15/2043; value: $95,551; proceeds: $93,719 (cost $93,678)				93,678	93,678
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $115,500 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $113,458; proceeds: $111,168 (cost $111,142)				111,142	111,142
Total Repurchase Agreements (cost $204,820)					204,820
Total Short-Term Investments (cost $528,710)					528,759
Total Investments in Securities 106.92% (cost $10,822,286)					10,152,558
Other Assets and Liabilities – Net(g) (6.92)%					(657,070)
Net Assets 100.00%					$9,495,488

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

AUD	Australian Dollar.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
ZAR	South African Rand.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Mortgage Investment Trusts.
REMIC	Real Estate Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $2,486,731, which represents 26.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2023.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at September 30, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.EM.39(4)(5)	Goldman Sachs	1.00%		6/20/2028	$100,000	$(5,404)	$917	$(4,487)
Markit CDX.NA.HY.40(4)(6)	Goldman Sachs	5.00%		6/20/2028	210,000	2,649	643	3,292
						$(2,755)	$1,560	$(1,195)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $1,560. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of emerging market securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank plc	12/13/2023	16,000	$16,964	$16,970	$6
Norwegian krone	Buy	State Street Bank and Trust	12/15/2023	74,000	6,924	6,932	8
British pound	Sell	Toronto Dominion Bank	12/8/2023	122,000	152,581	148,910	3,671
Colombian peso	Sell	Toronto Dominion Bank	12/22/2023	210,000,000	52,294	50,457	1,837
Euro	Sell	Morgan Stanley	12/13/2023	91,000	96,663	96,518	145
Euro	Sell	Toronto Dominion Bank	12/13/2023	161,000	173,779	170,763	3,016
Japanese yen	Sell	Bank of America	11/15/2023	2,514,000	17,437	16,939	498
Norwegian krone	Sell	J.P. Morgan	12/15/2023	74,000	6,932	6,932	–
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$9,181

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	12/1/2023	140,000	$90,212	$90,189	$(23)
Brazilian real	Buy	State Street Bank and Trust	12/15/2023	400,000	79,771	78,855	(916)
British pound	Buy	J.P. Morgan	12/8/2023	6,000	7,431	7,323	(108)
Canadian dollar	Buy	Morgan Stanley	11/20/2023	285,000	216,571	209,968	(6,603)
Chinese yuan renminbi	Buy	Goldman Sachs	10/30/2023	1,300,000	183,128	178,253	(4,875)
Euro	Buy	Morgan Stanley	12/13/2023	74,000	79,040	78,488	(552)
Euro	Buy	State Street Bank and Trust	12/13/2023	9,000	9,635	9,546	(89)
Indonesian rupiah	Buy	Morgan Stanley	11/9/2023	1,400,000,000	91,785	90,401	(1,384)
Japanese yen	Buy	State Street Bank and Trust	11/15/2023	104,500,000	731,728	704,093	(27,635)
Mexican peso	Buy	State Street Bank and Trust	12/18/2023	564,000	32,477	31,952	(525)
South Korean won	Buy	State Street Bank and Trust	12/11/2023	147,700,000	111,086	109,599	(1,487)
Swedish krona	Buy	State Street Bank and Trust	11/7/2023	367,000	34,428	33,639	(789)
Swiss franc	Buy	Morgan Stanley	11/22/2023	44,000	50,596	48,326	(2,270)
Chinese yuan renminbi	Sell	State Street Bank and Trust	10/30/2023	543,000	74,494	75,535	(1,041)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(48,297)

Futures Contracts at September 30, 2023:

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond		December 2023	4	Short	$(458,479)	$(446,250)	$12,229
U.S. 5-Year Treasury Note		December 2023	7	Short	(744,341)	(737,516)	6,825
Total Unrealized Appreciation on Futures Contracts							$19,054

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note		December 2023	3	Long	$609,477	$608,133	$(1,344)
U.S. Ultra Treasury Bond		December 2023	1	Long	127,819	118,688	(9,131)
Total Unrealized Depreciation on Futures Contracts							$(10,475)

Counterparty	Principal		Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Capital, Inc.	$93,968	$104,040 principal, U.S. Treasury Bond at 4.375%, due 8/15/2043, $95,847 fair value		(0.80%)	9/29/2023	10/2/2023	$93,964

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $4.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$678,624	$–	$678,624
Corporate Bonds	–	4,888,810	–	4,888,810
Floating Rate Loans	–	22,374	–	22,374
Foreign Government Obligations	–	2,309,357	–	2,309,357
Government Sponsored Enterprises Pass-Throughs	–	975,783	–	975,783
Municipal Bonds	–	20,408	–	20,408
Non-Agency Commercial Mortgage-Backed Securities	–	172,909	–	172,909
U.S. Treasury Obligations	–	555,534	–	555,534
Short-Term Investments
Repurchase Agreements	–	204,820	–	204,820
U.S. Treasury Obligations	–	323,939	–	323,939
Total	$–	$10,152,558	$–	$10,152,558
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$(1,195)	$–	$(1,195)
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	9,181	–	9,181
Liabilities	–	(48,297)	–	(48,297)
Futures Contracts
Assets	19,054	–	–	19,054
Liabilities	(10,475)	–	–	(10,475)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(93,964)	–	(93,964)
Total	$8,579	$(134,275)	$–	$(125,696)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond (“Emerging Markets Bond Fund”), Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”) and Lord Abbett Global Bond Fund (“Global Bond Fund”).Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

45

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2023, the Funds did not have any securities on loan.

47

QPHR-GLOBAL-3Q
(11/23)